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                                  PORTFOLIO 21
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                                  ANNUAL REPORT










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                                 August 31, 2000

                                  PORTFOLIO 21

Dear Portfolio 21 Investors:

It is with pleasure that we write our second shareholder letter. Portfolio 21 is almost one year old--11 months as of August 31, 2000. Shareholder letters are written and sent semi-annually, so we will concentrate on highlights from the past six months.

FINANCIAL PERFORMANCE

We launched the Portfolio on September 30, 1999, as of February 29, 2000, the Portfolio's total assets had grown to $3,567,380, and by August 31, 2000, total assets were $7,271,799. Although for the six months ended August 31, 2000, the Portfolio's cumulative total return was 0.00% (flat), for its 11-month life, the return has been 20.81%. This compares favorably to The Morgan Stanley World Equity Index which returned 1.65% for the past six months and 12.41% for the 11 months ending August 31, 2000. We are using this index as our benchmark since Portfolio 21 holds both US and non-US stocks.

Probably the most memorable aspect of the past six months was the sharp drop in technology stocks during the month of April. Many of these stocks have rebounded, although the markets are much more skeptical about ".com" companies than they had been prior to April. Portfolio 21 has significant exposure to the technology sector, but we have been hesitant to focus on unprofitable companies that require significant financing to continue operating. We have felt that the risks were too high relative to the expected returns.

Portfolio 21's flat return for the past six months was actually composed of widely dispersed returns. Companies such as Novo Nordisk, Whole Foods, Nike, Herman Miller, Tomra, and Interface performed very well, while Agilent, AT & T, Electrolux, and Wild Oats lagged.

It is our intention that Portfolio 21 holdings be long term in nature. However, during the past six months, we have found it necessary to sell one holding--Real Goods. In this case, we were concerned that its small size and a shaky financial outlook outweighed the impressive sustainability aspirations of the company.

ENVIRONMENTAL SUSTAINABILITY

During  the  past  six  months,  three  new  companies--IMPCO,  Nokia,  and  NEG
Micon--were qualified for inclusion in Portfolio 21. IMPCO and NEG Micon are both involved in renewable energy. IMPCO (United States) hopes to develop hydrogen storage facilities for fuel cells and has made a commitment to spend research dollars in this area. Based in Denmark, NEG Micon (NEG) develops, manufactures and markets wind energy products. Nokia, a Finnish company, is a major participant in the development of wireless communications technology and equipment.

We continue to seek out companies that understand how they can incorporate environmental sustainability into their businesses in order to enhance profitability and long term success and that are making substantive efforts to do so now. A word about energy--as you review the holdings in Portfolio 21, you will see that we have concentrated our energy holdings exclusively in companies that have made significant commitments to developing, generating, and/or distributing renewable energy. While some of the major oil companies have publicly announced their awareness of the need to transition away from fossil fuels, their underlying investment strategies and capital outlays continue to be concentrated in "old energy". Thus, they are not included in Portfolio 21.

SHAREHOLDER ACTIVISM

Once Portfolio 21 has held positions in stocks for more than one year, we will be eligible to sponsor and participate in the shareholder resolution process designed to increase the sustainability commitments of companies in Portfolio 21 by entering into dialogue with companies and, if necessary, filing resolutions that require shareholder votes. We are currently in the process of determining our strategy for the upcoming "proxy season". Of course, on an ongoing basis, we communicate with the companies in the portfolio whenever there are questions or concerns about their activities. We have also participated in several letterwriting campaigns dealing with issues ranging from the United States Department of Agriculture's National Organic Standards Proposal and its Review of Genetically Engineered Food Products to the Eu-ropean Union Directive on Waste from Electrical and Electronic Equipment.

INFORMATION AVAILABILITY

We continue to add information to our website, http://www.portfolio21.com. Profiles for nearly all companies in Portfolio 21 are now posted, and we have provided several position papers dealing with specific areas of interest and particular companies. You can also find the Portfolio's daily share price (NAV) on the website.

YOUR INPUT REQUESTED

We have heard from some of you who have  comments or questions  about  Portfolio
21. Thank you! Please continue to let us know if you have questions, feedback, or suggestions. We also want you to know that shareholder service is a priority. If, for any reason, you have concerns about statements, confirmations, or other account matters, please call us at 877-351-4115, ext. 21, or email welcome@portfolio21.com.

                                        Sincerely,

                                        /s/ Leslie E. Christian

                                        Leslie E. Christian

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                                  PORTFOLIO 21

                      Value of $10,000 vs MSCI World Index

                             Cumulative Total Return
                          Period Ended August 31, 2000
                       Since Inception..............20.81%

                                Portfolio 21           MSCI World Index
                                ------------           ----------------
      9/30/99                      10,000                   10,000
     12/31/99                      10,962                   11,687
      3/31/00                      12,633                   11,807
      6/30/00                      11,924                   11,389
      8/31/00                      12,081                   11,424

Past performance is not predictive of future performance.

Past MSCI World Index meeasures performance for a diverse range of developed country global stock markets, including U.S., Canada, Europe, Australia, New Zealand and the Far East. The index reflects the reinvestment of distributions if any, but does not reflect fees, brokerage commissions, or other cost investing.

                                PORTFOLIO 21

SCHEDULE OF INVESTMENTS at August 31, 2000

 SHARES                                                                 VALUE
--------                                                             -----------
COMMON STOCKS: 95.9%

ALTERNATIVE ENERGY: 10.8%
  10,050   AstroPower, Inc. (United States)*                         $  345,469
   2,925   Ballard Power Systems Inc. (Canada)*                         296,522
   2,300   IMPCO Technologies, Inc. (United States)*                     55,344
   2,300   NEG Micon A/S (Denmark)*                                      91,874
                                                                     ----------
                                                                        789,209
                                                                     ----------
APPAREL/TEXTILES: 1.7%
   3,135   NIKE, Inc., Class B (United States)                          124,028
                                                                     ----------
AUTO/TRUCK MANUFACTURERS: 1.8%
   8,150   Volvo AB - Sponsored ADR (Sweden)                            134,475
                                                                     ----------
BANKS: 3.5%
   1,435   Union Bank of Switzerland AG - Sponsored ADR
           (Switzerland)                                                209,779
   5,450   Wainwright Bank & Trust Company (United States)               42,238
                                                                     ----------
                                                                        252,017
                                                                     ----------
BUILDING MATERIALS: 0.9%
   2,550   JM AB (Sweden)                                                48,911
  14,200   Kafus Industries Ltd. (Canada)*                               19,525
                                                                     ----------
                                                                         68,436
                                                                     ----------
COMMUNICATION EQUIPMENT: 9.9%
   9,025   Nokia Corp. - Sponsored ADR (United States)                  405,561
  15,500   Telefonaktiebolaget LM Ericsson - Sponsored ADR (Sweden)     317,750
                                                                     ----------
                                                                        723,311
                                                                     ----------
COMMUNICATION SERVICES: 7.5%
   9,650   AT&T Corp. - Liberty Media Group (United States)             303,975
   8,525   Swisscom AG - Sponsored ADR (Switzerland)                    240,298
                                                                     ----------
                                                                        544,273
                                                                     ----------
COMPUTERS - HARDWARE: 11.2%
   2,760   Hewlett-Packard Co. (United States)                          333,270
   3,625   International Business Machines Corp. (United States)        478,500
                                                                     ----------
                                                                        811,770
                                                                     ----------
ELECTRIC COMPANIES: 0.6%
   3,000   Graninge AB (Sweden)                                          42,283
                                                                     ----------
ELECTRONICS: 5.2%
   1,175   Mitsubishi Electric Corp. - Unsponsored ADR (Japan)          114,562
   8,000   Mitsubishi Electric Corp. (Japan)                             74,644
   1,630   Sony Corp. - Sponsored ADR (Japan)                           186,228
                                                                     ----------
                                                                        375,434
                                                                     ----------
ELECTRONICS - INSTRUMENTATION: 3.1%
   3,678   Agilent Technologies, Inc. (United States)*                  221,829
                                                                     ----------
ELECTRONICS - SEMICONDUCTORS: 4.5%
   5,255   STMicroelectronics N.V. (France)                             324,168
                                                                     ----------
ENVIRONMENTAL: 1.9%
   4,650   Tomra Systems ASA - Sponsored ADR (Norway)                   136,012
                                                                     ----------
FOOD - RETAIL: 5.9%
  12,700   Axfood AB (Sweden)                                            86,807
   3,935   Whole Foods Market, Inc. (United States)*                    198,718
  13,187   Wild Oats Markets, Inc. (United States)*                     141,760
                                                                     ----------
                                                                        427,285
                                                                     ----------
FOOD PROCESSING: 2.0%
  16,550   Horizon Organic Holding Corp. (United States)*               144,295
                                                                     ----------

See accompanying Notes to Financial Statements.

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                                  PORTFOLIO 21

SCHEDULE OF INVESTMENTS at August 31, 2000, Continued

 SHARES                                                                 VALUE
--------                                                             -----------
HEALTH CARE - MEDICAL PRODUCTS: 5.1%
   3,650   Novo Nordisk A/S - Sponsored ADR (Denmark)                $  370,475

HOUSEHOLD FURNITURE/APPLIANCE: 4.6%
   6,055   Electrolux AB - Sponsored ADR (Sweden)                       152,132
   5,720   Herman Miller, Inc. (United States)                          182,682
                                                                     ----------
                                                                        334,814
                                                                     ----------
HOUSEHOLD PRODUCTS - NON-DURABLES: 1.8%
   7,200   Church & Dwight Co., Inc. (United States)                    129,150
                                                                     ----------
INSURANCE - PROPERTY-CASUALTY: 3.1%
   2,150   Swiss Reinsurance Co. - Sponsored ADR (Switzerland)          223,331
                                                                     ----------
LODGING - HOTELS: 1.9%
  13,550   Scandic Hotels AB (Sweden)                                   139,284
                                                                     ----------
MISC. FABRICATED PRODUCTS: 1.3%
   6,875   SKF AB (Sweden)                                               99,812
                                                                     ----------
OFFICE FURNISHINGS: 1.9%
  20,300   Interface, Inc. (United States)                              140,831
                                                                     ----------
PAPER & FOREST PRODUCTS: 3.2%
   5,800   AssiDoman AB (Sweden)                                         87,585
   7,730   Svenska Cellulosa AB (Sweden)                                146,630
                                                                     ----------
                                                                        234,215
                                                                     ----------
PHOTOGRAPHY/IMAGING: 2.5%
  11,135   Xerox Corp. (United States)                                  178,856
                                                                     ----------
TOTAL COMMON STOCKS
(Cost $6,451,909)                                                     6,969,593
                                                                     ----------

PRINCIPAL
AMOUNT                                                                  VALUE
---------                                                            -----------
SHORT-TERM INVESTMENTS: 5.8%

$423,558   UMB Money Market Fiduciary (Cost $423,558)                $  423,558
                                                                     ----------

TOTAL INVESTMENTS IN SECURITIES
(Cost $6,875,467+): 101.7%                                           $7,393,151

Liabilities in Excess of Other Assets: (1.7)%                          (121,352)
                                                                     ----------
NET ASSETS: 100.0%                                                   $7,271,799
                                                                     ==========

* Non-income producing security. ADR American depositary receipt.

+ At August 31, 2000, the basis of invest- ments for federal income tax purposes was the same as their cost for financial report- ing purposes. Unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation                                        $1,162,842
Gross unrealized depreciation                                          (645,158)
                                                                     ----------
Net unrealized appreciation                                          $  517,684
                                                                     ==========

                                                                     Percent of
Country                                                              Net Assets
-------                                                              ----------
Canada                                                                    4.3%
Denmark                                                                   6.4
France                                                                    4.4
Japan                                                                     5.2
Norway                                                                    1.9
Sweden                                                                   17.3
Switzerland                                                               9.3
United States                                                            52.9
Liabilities in excess of other assets                                    (1.7)
                                                                        -----
NET ASSETS                                                              100.0%
                                                                        =====

See accompanying Notes to Financial Statements.

                                  PORTFOLIO 21

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2000

ASSETS
  Investments in securities, at value (cost $6,875,467) .........   $ 7,393,151
  Receivables:
    Dividends and interest ......................................         5,006
    Due from Advisor ............................................         4,370
  Prepaid expenses ..............................................         4,325
                                                                    -----------
      Total assets ..............................................     7,406,852
                                                                    -----------
LIABILITIES
  Cash overdraft ................................................         4,992
  Securities purchased ..........................................        80,766
  Accrued expenses ..............................................        49,295
                                                                    -----------
      Total liabilities .........................................       135,053
                                                                    -----------
NET ASSETS ......................................................   $ 7,271,799
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($7,271,799 / 286,670 shares outstanding; unlimited
  number of shares authorized without par value) ................   $     25.37
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital ...............................................   $ 6,757,425
  Accumulated net investment income .............................         4,738
  Accumulated net realized loss on investments ..................        (8,048)
  Net unrealized appreciation on investments and foreign currency       517,684
                                                                    -----------
      Net assets ................................................   $ 7,271,799
                                                                    ===========

See accompanying Notes to Financial Statements.

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                                  PORTFOLIO 21

STATEMENT OF OPERATIONS For the Period Ended August 31, 2000*

INVESTMENT INCOME
  Income
    Dividends (net of foreign taxes withheld of $2,240) ...........   $  43,491
    Interest ......................................................      15,051
                                                                      ---------
      Total income ................................................      58,542
                                                                      ---------
  Expenses
    Advisory fees .................................................      35,632
    Administration fees ...........................................      27,542
    Custody fees ..................................................      24,922
    Fund accounting fees ..........................................      24,025
    Audit fees ....................................................      14,001
    Transfer agent fees ...........................................      10,403
    Distribution fees .............................................       8,908
    Reports to shareholders .......................................       4,024
    Registration expense ..........................................       4,019
    Legal fees ....................................................       2,008
    Trustee fees ..................................................       1,988
    Insurance expense .............................................         252
    Miscellaneous .................................................       2,310
                                                                      ---------
      Total expenses ..............................................     160,034
      Less: fees waived and expenses absorbed .....................    (106,577)
                                                                      ---------
      Net expenses ................................................      53,457
                                                                      ---------
        NET INVESTMENT INCOME .....................................       5,085
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY
  Net realized loss on investments and foreign
    currency transactions .........................................      (8,395)
  Net unrealized appreciation on investments
    and foreign currency ..........................................     517,684
    Net realized and unrealized gain on
      investments and foreign currency ............................     509,289
                                                                      ---------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........   $ 514,374
                                                                      =========

* Commencement of operations on September 30, 1999.

See accompanying Notes to Financial Statements.

                                  PORTFOLIO 21

STATEMENT OF CHANGES IN NET ASSETS

                                                             September 30, 1999*
                                                                  through
                                                               August 31, 2000
                                                                 -----------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income .....................................    $     5,085
  Net realized loss on investments ..........................         (8,395)
  Net unrealized appreciation on investments
    and foreign currency ....................................        517,684
                                                                 -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....        514,374
                                                                 -----------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in
      outstanding shares (a) ................................      6,757,425
                                                                 -----------
    TOTAL INCREASE IN NET ASSETS ............................      7,271,799
                                                                 -----------

NET ASSETS
  Beginning of period .......................................             --
                                                                 -----------
  END OF PERIOD .............................................    $ 7,271,799
                                                                 ===========

(a) A summary of capital share transactions is as follows:

                                                        September 30, 1999*
                                                             through
                                                          August 31, 2000
                                                    ---------------------------
                                                      Shares           Value
                                                    -----------     -----------
Shares sold                                             288,661     $ 6,806,094
Shares redeemed                                          (1,991)        (48,669)
                                                    -----------     -----------
Net increase                                            286,670     $ 6,757,425
                                                    ===========     ===========

* Commencement of operations.

See accompanying Notes to Financial Statements.

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                                  PORTFOLIO 21

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

                                                             September 30, 1999*
                                                                   through
                                                               August 31, 2000
                                                                   ------
Net asset value, beginning of period ..........................    $21.00
                                                                   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .......................................      0.02
  Net realized and unrealized gain on investments
    and foreign currency ......................................      4.35
                                                                   ------
Total from investment operations ..............................      4.37
                                                                   ------
Net asset value, end of period ................................    $25.37
                                                                   ======
  Total return ................................................     20.81%++

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (millions) ........................    $  7.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....................      4.48%+
  After fees waived and expenses absorbed .....................      1.50%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....................     (2.84)%+
  After fees waived and expenses absorbed .....................      0.14%+

  Portfolio turnover rate .....................................      0.17%++

*  Commencement of operations.
+  Annualized.
++ Not annualized.

See accompanying Notes to Financial Statements.

                                  PORTFOLIO 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Portfolio 21 (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on September 30, 1999. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITIES VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FOREIGN CURRENCY. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                                  PORTFOLIO 21

NOTES TO FINANCIAL STATEMENTS Continued

          At August 31, 2000, the Fund had a capital loss carry forward available for federal income tax purposes of $8,048 which expires in 2007.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Progressive Investment Management Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of Fund's average daily net assets. For the period ended August 31, 2000, the Fund incurred $35,632 in advisory fees.

     The Fund is responsible for its own expenses. The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, excluding interest and tax expenses, so that its ratio of expenses to average net assets will not exceed 1.50%. In the case of the Fund's initial period of operations, any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the period ended August 31, 2000, the Advisor waived fees of $35,632 and absorbed expenses of $70,945.

                                  PORTFOLIO 21

NOTES TO FINANCIAL STATEMENTS Continued

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million                  $30,000
     -----------------                  -------
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

     For the period ended August 31, 2000, the Fund incurred $27,542 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the period ended August 31, 2000, the Fund incurred $8,908 in distribution fees.

NOTE 5 - INVESTMENT TRANSACTIONS

     The cost of purchases and the proceeds from sales of securities for the period ended August 31, 2000, excluding short-term investments, were $6,466,502 and $6,545, respectively.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders of
  Portfolio 21
The Board of Trustees of
  Professional Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Portfolio 21, a series of Professional Managed Portfolios, as of August 31, 2000, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Portfolio 21 as of August 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

                                        TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 16, 2000

                                     Advisor

                  PROGRESSIVE INVESTMENT MANAGEMENT CORPORATION
                              2435 SW Fifth Avenue
                             Portland, Oregon 97201
                             (877) 351-4115 EXT. 21

                                   Distributor

                          FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                    Custodian

                                 UMB BANK, N.A.
                               928 Grand Boulevard
                           Kansas City, Missouri 64106

                                 Transfer Agent
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132

                                    Auditors

                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

                                  Legal Counsel

                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.